Goldman Sachs International Equity ESG Fund Expense Example, No Redemption - Class A C Inst Serv Inv R6 Shares [Member] - Goldman Sachs International Equity ESG Fund - Class C Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, By Year, Column [Optional Text]	Class C Shares – Assuming no redemption
Expense Example, No Redemption, 1 Year	$ 194
Expense Example, No Redemption, 3 Years	633
Expense Example, No Redemption, 5 Years	1,099
Expense Example, No Redemption, 10 Years	$ 2,387